Managed Container Fleet	9 Months Ended
Sep. 30, 2021
Revenue From Contract With Customer [Abstract]
Managed Container Fleet

(4)    Managed Container Fleet

Lease rental income and expenses from the managed fleet owned by Container Investors are reported on a gross basis. Lease rental income – managed fleet represents rental charges billed to the ultimate lessees for the managed fleet, including charges for handling fees, drop-off charges, pick-up charges, and charges for a damage protection plan that is set forth in the leases.

Management fees from non-leasing services are earned for acquiring new managed containers and sales commissions are earned from sales of the managed containers on behalf of the Container Investors. Acquisition fees from purchases of containers for the managed fleet are deferred and recognized as earned on a straight-line basis over the deemed lease term. As of September 30, 2021 and December 31, 2020, deferred revenue from acquisition fees amounted to $1,012 and $1,049, respectively, which were combined and reported as “accounts payable and accrued expenses” in the condensed consolidated balance sheets.

Containers - December 31, 2018 and Prior

Distribution expense to managed fleet container investors represents direct container expenses of the managed containers and the amounts distributed to the Container Investors, reduced by associated lease management fees earned and retained by the Company.

Managed containers in the Company’s managed fleet on or before December 31, 2018 are not included in the Company’s container leasing equipment in the Company’s condensed consolidated balance sheet as of September 30, 2021 and December 31, 2020.

In July 2021, the Company completed a container purchase of previously managed containers from a Container Investor for a cash purchase price consideration of $57,637, which was recorded in the Company’s container leasing equipment as of September 30, 2021. As a result of the asset acquisition, the management agreement between the Company and the Container Investor was terminated and the Company recognized a loss of $116 for the effective settlement of the pre-existing contractual relationship at acquisition date which was included in “other, net” in the condensed consolidated statements of operations. In addition, intangible assets for the management rights relinquished amounting to $551 was written-off and recorded in the condensed consolidated statements of operations as “amortization expense”.

Container Purchases On or After January 1, 2019

Distribution expense to managed fleet container investors represents direct container expenses of the managed containers.

From an accounting perspective, in accordance with Topic 842 - Leases which was effective January 1, 2019 for the Company and under the management arrangements, the Company is deemed to control the containers owned by the Container Investors before they are leased out. Furthermore, the deemed leaseback is considered a sales-type lease under Topic 842 - Leases, with the Company as lessee and the Container Investors as lessors.

For accounting purposes, the Company is deemed to own the managed containers purchased by the Company on or after January 1, 2019 for and on behalf of Container Investors, notwithstanding the contractual management relationship which the Company has with the Container Investors. Accordingly, such managed containers are included in the Company’s container leasing equipment in the Company’s condensed consolidated balance sheets as of September 30, 2021 and December 31, 2020. The purchase consideration paid by the Container Investors for such containers is reported as a deemed financial liability of the Company.

In July 2021, the Company paid $2,725 in cash to purchase previously managed containers from a Container Investor which resulted in the extinguishment of the deemed financial liability. As of September 30, 2021 and December 31, 2020, the Company’s container leaseback financial liability to the Container Investors amounted to $16,172, and $4,762, respectively, which were reported as "other liabilities” in the condensed consolidated balance sheets.

The Company’s container leasing equipment includes such managed containers in the condensed consolidated balance sheets as of September 30, 2021 and December 31, 2020, which consisted of the following:

	September 30, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$6,466,486	$(1,789,023)	$4,677,463	$5,740,717	$(1,619,304)	$4,121,413
Containers - managed fleet	16,765	(695)	16,070	3,926	(287)	3,639
Total containers	$6,483,251	$(1,789,718)	$4,693,533	$5,744,643	$(1,619,591)	$4,125,052

Total management fee income from the managed fleet, including management fees earned from acquisition fees and sales commissions during the three and nine months ended September 30, 2021 and 2020 were as follows (see Note 5 “Transactions with Affiliates and Container Investors”):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Lease rental income - managed fleet	$13,175	$15,543	$42,982	$47,075
Less: distribution expense to managed fleet container investors	(11,751)	(14,364)	(38,770)	(43,219)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(426)	(106)	(860)	(625)
Management fees from leasing	998	1,073	3,352	3,231
Management fees from non-leasing services	598	1,696	2,746	3,724
Total management fees	$1,596	$2,769	$6,098	$6,955

The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of September 30, 2021 and December 31, 2020 in the condensed consolidated balance sheets (also, see Note 5 “Transactions with Affiliates and Container Investors”):

	September 30, 2021	December 31, 2020
Accounts receivable, net - owned fleet	$173,874	$97,950
Accounts receivable, net - managed fleet	10,351	10,628
Total accounts receivable, net	$184,225	$108,578

Prepaid expenses and other current assets - owned fleet	$14,029	$13,614
Prepaid expenses and other current assets - managed fleet	20	99
Total prepaid expenses and other current assets	$14,049	$13,713

Accounts payable and accrued expenses - owned fleet	$21,816	$23,198
Accounts payable and accrued expenses - managed fleet	432	1,187
Total accounts payable and accrued expenses	$22,248	$24,385

Container contracts payable - owned fleet	$282,794	$231,647
Total container contracts payable	$282,794	$231,647

For further discussion on the Company’s managed container fleet, please refer to Item 18, “Financial Statements – Note 3” in our 2020 Form 20-F.